SHORT-TERM BORROWINGS - Additional Information (Details) - Short Term Borrowings	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Short-term Debt [Line Items]
Interest expense due to third party	¥ 0		¥ 30,000	¥ 0
Guaranteed or collateralized	0		0
Interest expense due to related party	¥ 397,468	$ 59,344	¥ 433,281	¥ 506,358